Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Disclosure of Detailed Information About Trade and Other Receivables Explanatory

(1)	Details of trade and other receivables as of December 31, 2022 and 2021 are as follows:

(In millions of won)
	December 31, 2022
	Gross amount		Loss allowance	Carrying amount
Current assets:
Accounts receivable — trade	￦	2,205,530	(234,919)	1,970,611
Short-term loans		79,298	(708)	78,590
Accounts receivable — other(*)		522,091	(42,310)	479,781
Accrued income		1,732	—	1,732
Guarantee deposits (Other current assets)		113,204	—	113,204

		2,921,855	(277,937)	2,643,918
Non-current assets:
Long-term loans		71,857	(44,884)	26,973
Long-term accounts receivable — other(*)		375,829	(1,878)	373,951
Guarantee deposits		167,741	(300)	167,441
Long-term accounts receivable — trade (Other non-current assets)		14,165	(4)	14,161

		629,592	(47,066)	582,526

	￦	3,551,447	(325,003)	3,226,444

(*)	Gross and carrying amounts of accounts receivable – other as of December 31, 2022 include ￦332,669 million of financial instruments classified as FVTPL.

(In millions of won)
	December 31, 2021
	Gross amount		Loss allowance	Carrying amount
Current assets:
Accounts receivable — trade	￦	2,152,358	(238,847)	1,913,511
Short-term loans		71,750	(933)	70,817
Accounts receivable — other(*)		593,109	(44,747)	548,362
Accrued income		762	—	762
Guarantee deposits (Other current assets)		92,046	—	92,046

		2,910,025	(284,527)	2,625,498
Non-current assets:
Long-term loans		66,431	(44,452)	21,979
Long-term accounts receivable — other(*)		277,116	(1,878)	275,238
Guarantee deposits		186,713	—	186,713
Long-term accounts receivable — trade (Other non-current assets)		8,140	(34)	8,106

		538,400	(46,364)	492,036

	￦	3,448,425	(330,891)	3,117,534

(*)	Gross and carrying amounts of accounts receivable — other as of December 31, 2021 include ￦459,959 million of financial instruments classified as FVTPL.

Changes in Loss Allowance on Accounts Receivable - Trade Measured at Amortized Costs

(2)	Changes in the loss allowance on accounts receivable — trade measured at amortized costs for the years ended December 31, 2022 and 2021 are as follows:

(In millions of won)
	Beginning balance		Impairment	Write-offs (*2)	Collection of receivables previously written-off	Business combination	Spin-off	Ending balance
2022	￦	238,881	27,053	(42,296)	11,282	3	—	234,923
2021(*1)	￦	264,498	31,546	(65,852)	14,565	878	(6,754)	238,881

(*1)	Includes amounts related to discontinued operations.

(*2)	The Group writes off the trade and other receivables that are determined to be uncollectable due to reasons such as termination of operations or bankruptcy.

Summary of Loss Allowance on Accounts Receivable - Trade

(3)
The Group applies the practical expedient that allows the Group to estimate the loss allowance for accounts receivable — trade at an amount equal to the lifetime expected credit losses. The expected credit losses include the forward-looking information. To make the assessment, the Group uses its historical credit loss experience over the past three years and classifies the accounts receivable — trade by their credit risk characteristics and days overdue. Details of loss allowance on accounts receivable — trade as of December 31, 2022 are as follows:

(In millions of won)
		Less than 6 months		6 months ~ 1 year	1 ~ 3 years	More than 3 years
Telecommunications service revenue	Expected credit loss rate		2.24%	76.22%	85.59%	93.00%
	Gross amount	￦	1,408,471	47,412	126,479	20,100
	Loss allowance		31,500	36,139	108,249	18,693

Other revenue	Expected credit loss rate		2.92%	50.75%	69.89%	97.02%
	Gross amount	￦	589,484	3,464	8,606	15,679
	Loss allowance		17,357	1,758	6,015	15,212